IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Identified intangible assets (included in intangible assets) [Roll Forward]
Gross carrying amount	$ 68,165,000	$ 92,401,000
Accumulated amortization	(27,708,000)	(47,813,000)
Net carrying amount	40,457,000	44,588,000
Identified intangible liabilities (included in other liabilities) [Abstract]
Gross carrying amount	391,000	1,104,000
Accumulated amortization	(296,000)	(967,000)
Net carrying amount	95,000	137,000
Other Identified Intangible Assets [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of Intangible Assets	5,500,000,000	5,500,000,000	7,100,000,000
Estimated annual amortization [Abstract]
2014	4,826,000
2015	3,815,000
2016	3,598,000
2017	3,129,000
2018	2,643,000
Leases, Acquired-in-Place, Market Adjustment [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of Intangible Assets	(29,000)	(45,000)	(72,000)
Estimated annual amortization [Abstract]
2014	37,000
2015	18,000
2016	14,000
2017	6,000
2018	$ (5,000)